Quarterly Report
April 30, 2021
MFS®  High Income Fund
MFH-Q1

Portfolio of Investments
4/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.0%
Aerospace & Defense – 2.2%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$9,032,000	$9,015,065
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	5,985,000	6,074,775
Moog, Inc., 4.25%, 12/15/2027 (n)	8,730,000	8,970,075
TransDigm, Inc., 6.25%, 3/15/2026 (n)	6,757,000	7,153,974
TransDigm, Inc., 6.375%, 6/15/2026	4,875,000	5,054,765
TransDigm, Inc., 5.5%, 11/15/2027	5,275,000	5,489,165
TransDigm, Inc., 4.625%, 1/15/2029 (n)	4,051,000	3,992,301
		$45,750,120
Airlines – 0.2%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)	$4,155,000	$4,362,750
Asset-Backed & Securitized – 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 2.291% (0% cash or 2.291% PIK) (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)	$777,320	$78
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 2.491% (0% cash or 2.491% PIK) (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(n)(p)	2,463,728	246
Lehman Brothers Commercial Conduit Mortgage Trust, 1.102%, 2/18/2030 (i)	97,581	2
		$326
Automotive – 2.1%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$7,105,000	$7,291,506
Adient U.S. LLC, 7%, 5/15/2026 (n)	4,000	4,290
Dana, Inc., 5.5%, 12/15/2024	620,000	632,648
Dana, Inc., 5.375%, 11/15/2027	4,449,000	4,735,827
Dana, Inc., 5.625%, 6/15/2028	1,233,000	1,328,558
Dana, Inc., 4.25%, 9/01/2030	2,575,000	2,600,750
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	7,680,000	8,073,600
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	2,425,000	2,458,805
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	7,470,000	8,067,600
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	2,615,000	2,883,037
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	3,180,000	3,289,837
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)	3,265,000	3,269,440
		$44,635,898
Broadcasting – 2.8%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$4,840,000	$5,118,300
iHeartCommunications, Inc., 8.375%, 5/01/2027	5,360,000	5,751,280
Netflix, Inc., 5.875%, 2/15/2025	9,015,000	10,423,594
Netflix, Inc., 3.625%, 6/15/2025 (n)	4,565,000	4,908,836
Netflix, Inc., 5.875%, 11/15/2028	2,830,000	3,443,332
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	1,850,000	1,884,688
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	7,165,000	7,568,031
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	5,075,000	5,340,016
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	12,779,000	12,938,737
		$57,376,814
Brokerage & Asset Managers – 0.8%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	$2,310,000	$2,367,057
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	10,635,000	11,086,988
LPL Holdings, Inc., 4%, 3/15/2029 (n)	3,718,000	3,718,000
		$17,172,045

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 3.9%
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)	$6,225,000	$6,422,955
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	7,795,000	7,911,925
Core & Main LP, 8.625%, (8.625% cash or 9.375% PIK) 9/15/2024 (n)(p)	2,135,000	2,175,031
Core & Main LP, 6.125%, 8/15/2025 (n)	3,120,000	3,193,757
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)	3,574,000	3,706,631
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	4,650,000	4,656,789
Interface, Inc., 5.5%, 12/01/2028 (n)	5,535,000	5,756,400
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	3,330,000	3,413,250
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	6,908,000	7,115,240
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	3,322,000	3,704,030
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	4,100,000	3,992,375
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	5,975,000	6,482,875
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)	4,145,000	4,367,794
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	4,350,000	4,610,304
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	6,380,000	6,395,950
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	1,385,000	1,298,195
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	3,450,000	3,661,312
White Cap Parent LLC, 8.25%, (8.25% cash or 9% PIK) 3/15/2026 (n)(p)	2,275,000	2,360,313
		$81,225,126
Business Services – 1.6%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$5,775,000	$5,919,375
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	3,170,000	3,217,550
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	3,090,000	3,241,410
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	2,416,000	2,509,620
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	5,210,000	5,418,400
Switch, Ltd., 3.75%, 9/15/2028 (n)	7,156,000	7,120,220
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	4,545,000	4,840,470
		$32,267,045
Cable TV – 7.7%
CCO Holdings LLC, 4.25%, 2/01/2031 (n)	$7,050,000	$7,050,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	7,063,000	7,310,205
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)	9,925,000	10,244,486
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	15,880,000	16,574,750
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	5,595,000	5,692,297
CSC Holdings LLC, 5.5%, 5/15/2026 (n)	4,085,000	4,201,014
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	17,240,000	18,077,330
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	9,470,000	10,067,794
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,455,000	2,442,725
DISH DBS Corp., 5.875%, 11/15/2024	6,715,000	7,264,690
DISH DBS Corp., 7.75%, 7/01/2026	5,755,000	6,632,637
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	4,210,000	2,576,036
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	2,230,000	1,390,182
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	6,130,000	6,589,750
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	1,905,000	1,954,416
Sirius XM Holdings, Inc., 4.625%, 7/15/2024 (n)	5,785,000	5,936,856
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)	11,885,000	12,843,228
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	9,600,000	10,166,400
Videotron Ltd., 5.375%, 6/15/2024 (n)	1,335,000	1,468,900
Videotron Ltd., 5.125%, 4/15/2027 (n)	12,190,000	12,875,687
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	9,520,000	9,750,384
		$161,109,767
Chemicals – 1.8%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$2,914,000	$3,052,415
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	2,295,000	2,230,120
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	5,569,000	5,589,884
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	7,168,000	7,150,080

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	$5,350,000	$5,443,625
Ingevity Corp., 3.875%, 11/01/2028 (n)	7,222,000	7,193,690
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	5,720,000	6,078,072
		$36,737,886
Computer Software – 0.9%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	$9,455,000	$9,785,925
PTC, Inc., 3.625%, 2/15/2025 (n)	5,120,000	5,252,864
PTC, Inc., 4%, 2/15/2028 (n)	3,730,000	3,828,733
		$18,867,522
Computer Software - Systems – 1.5%
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	$3,180,000	$3,044,850
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	10,610,000	11,777,100
Fair Isaac Corp., 4%, 6/15/2028 (n)	2,037,000	2,065,009
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	9,020,000	9,582,622
Twilio, Inc., 3.625%, 3/15/2029	4,485,000	4,570,664
		$31,040,245
Conglomerates – 4.0%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$7,870,000	$8,342,200
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	9,295,000	9,590,581
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	2,744,000	2,792,020
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	8,619,000	8,856,022
CFX Escrow Corp., 6.375%, 2/15/2026 (n)	4,672,000	4,952,320
EnerSys, 5%, 4/30/2023 (n)	7,310,000	7,648,088
EnerSys, 4.375%, 12/15/2027 (n)	3,390,000	3,551,025
Gates Global LLC, 6.25%, 1/15/2026 (n)	6,270,000	6,564,439
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	3,930,000	4,411,425
Griffon Corp., 5.75%, 3/01/2028	6,631,000	7,078,593
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	5,710,000	6,138,250
TriMas Corp., 4.125%, 4/15/2029 (n)	13,723,000	13,688,555
		$83,613,518
Construction – 1.9%
Empire Communities Corp., 7%, 12/15/2025 (n)	$4,250,000	$4,547,500
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	2,275,000	2,383,062
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	5,395,000	5,448,950
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	6,330,000	6,440,775
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	3,230,000	3,557,716
Toll Brothers Finance Corp., 4.875%, 11/15/2025	2,460,000	2,752,125
Toll Brothers Finance Corp., 4.35%, 2/15/2028	5,860,000	6,446,000
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	7,442,000	7,683,865
		$39,259,993
Consumer Products – 1.3%
Coty, Inc., 6.5%, 4/15/2026 (n)	$4,785,000	$4,814,858
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	4,925,000	4,888,062
Mattel, Inc., 6.75%, 12/31/2025 (n)	970,000	1,018,985
Mattel, Inc., 3.375%, 4/01/2026 (n)	5,018,000	5,194,734
Mattel, Inc., 5.875%, 12/15/2027 (n)	2,590,000	2,845,763
Mattel, Inc., 5.45%, 11/01/2041	880,000	1,003,473
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	5,590,000	5,855,525
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	2,400,000	2,303,832
		$27,925,232

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 3.1%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$1,697,000	$1,794,578
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	4,750,000	5,213,125
ANGI Group LLC, 3.875%, 8/15/2028 (n)	6,518,000	6,477,262
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	4,605,000	4,720,125
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	4,070,000	4,315,543
Garda World Security Corp., 4.625%, 2/15/2027 (n)	1,770,000	1,770,000
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	3,668,000	3,571,972
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	4,507,000	4,968,967
Match Group, Inc., 5%, 12/15/2027 (n)	5,040,000	5,304,600
Match Group, Inc., 4.625%, 6/01/2028 (n)	7,255,000	7,490,787
Match Group, Inc., 4.125%, 8/01/2030 (n)	2,610,000	2,619,788
Realogy Group LLC, 9.375%, 4/01/2027 (n)	6,430,000	7,185,525
Realogy Group LLC, 5.75%, 1/15/2029 (n)	1,805,000	1,872,688
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	4,586,000	4,477,082
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	2,785,000	2,892,919
		$64,674,961
Containers – 3.4%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$3,590,000	$3,756,038
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	3,034,000	3,018,830
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	7,660,000	7,829,178
Berry Global, Inc., 5.625%, 7/15/2027 (n)	2,630,000	2,800,950
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	5,430,000	5,734,786
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	8,910,000	9,578,250
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,472,110
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	5,430,000	5,518,237
Greif, Inc., 6.5%, 3/01/2027 (n)	5,225,000	5,525,098
Reynolds Group, 4%, 10/15/2027 (n)	6,780,000	6,703,725
Silgan Holdings, Inc., 4.75%, 3/15/2025	6,050,000	6,143,351
Silgan Holdings, Inc., 4.125%, 2/01/2028	4,674,000	4,836,422
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	5,945,000	6,361,150
		$71,278,125
Electrical Equipment – 0.5%
CommScope Technologies LLC, 6%, 6/15/2025 (n)	$2,889,000	$2,939,557
CommScope Technologies LLC, 5%, 3/15/2027 (n)	6,765,000	6,702,001
		$9,641,558
Electronics – 2.2%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$1,315,000	$1,342,944
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	3,479,000	3,874,736
Entegris, Inc., 4.625%, 2/10/2026 (n)	7,370,000	7,625,665
Entegris, Inc., 4.375%, 4/15/2028 (n)	2,190,000	2,302,238
Entegris, Inc., 3.625%, 5/01/2029 (n)	6,828,000	6,930,420
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	4,255,000	4,744,325
Sensata Technologies B.V., 5%, 10/01/2025 (n)	8,770,000	9,734,700
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	3,755,000	3,925,871
Synaptics, Inc., 4%, 6/15/2029 (n)	5,760,000	5,762,880
		$46,243,779
Energy - Independent – 3.5%
Apache Corp., 4.375%, 10/15/2028	$6,040,000	$6,160,619
Apache Corp., 4.75%, 4/15/2043	3,150,000	3,127,950
CNX Resources Corp., 6%, 1/15/2029 (n)	3,970,000	4,237,181
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	3,265,000	3,198,786
EQT Corp., 5%, 1/15/2029	4,106,000	4,484,655
Laredo Petroleum, Inc., 10.125%, 1/15/2028	3,255,000	3,352,422
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	5,149,000	5,713,536
Murphy Oil Corp., 6.875%, 8/15/2024	3,100,000	3,169,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Murphy Oil Corp., 5.875%, 12/01/2027	$2,675,000	$2,688,375
Occidental Petroleum Corp., 5.875%, 9/01/2025	4,930,000	5,386,025
Occidental Petroleum Corp., 5.5%, 12/01/2025	3,105,000	3,337,875
Occidental Petroleum Corp., 6.45%, 9/15/2036	2,680,000	3,045,150
Occidental Petroleum Corp., 6.6%, 3/15/2046	5,920,000	6,526,800
Ovintiv, Inc., 6.5%, 8/15/2034	3,640,000	4,643,338
Range Resources Corp., 9.25%, 2/01/2026	1,780,000	1,954,583
Range Resources Corp., 8.25%, 1/15/2029 (n)	3,155,000	3,422,449
Southwestern Energy Co., 6.45%, 1/23/2025	2,923,000	3,156,840
Southwestern Energy Co., 7.5%, 4/01/2026	4,262,400	4,508,341
Southwestern Energy Co., 7.75%, 10/01/2027	1,070,000	1,150,175
		$73,264,850
Entertainment – 2.8%
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	$6,975,000	$7,166,812
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	2,675,000	2,929,125
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	4,560,000	4,807,973
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	4,505,000	5,293,375
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.5%, 5/01/2025 (n)	1,735,000	1,817,621
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	2,995,000	3,082,604
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	7,022,000	7,302,880
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	2,280,000	2,300,652
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	2,065,000	1,982,194
NCL Corp. Ltd., 10.25%, 2/01/2026 (n)	2,999,000	3,528,174
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	2,310,000	2,413,950
Royal Caribbean Cruises Ltd., 10.875%, 6/01/2023 (n)	2,560,000	2,938,880
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	4,875,000	5,112,412
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	5,265,000	5,297,906
Six Flags Entertainment Corp., 7%, 7/01/2025 (n)	1,950,000	2,106,721
		$58,081,279
Financial Institutions – 2.8%
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)	$3,575,000	$2,895,750
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	3,815,000	4,101,350
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,820,000	4,044,842
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	7,020,000	7,239,375
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	4,560,000	4,753,800
Global Aircraft Leasing Co. Ltd., 6.5%, (6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	13,737,411	13,737,411
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	5,010,000	5,235,450
OneMain Finance Corp., 6.875%, 3/15/2025	4,335,000	4,925,644
OneMain Finance Corp., 8.875%, 6/01/2025	2,550,000	2,820,937
OneMain Finance Corp., 7.125%, 3/15/2026	2,600,000	3,038,750
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	4,330,000	4,748,958
		$57,542,267
Food & Beverages – 3.5%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$8,145,000	$8,664,244
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	10,760,000	11,888,724
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	2,680,000	2,948,027
Kraft Heinz Foods Co., 4.375%, 6/01/2046	9,640,000	10,331,220
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	7,875,000	8,170,312
Lamb Weston Holdings, Inc., 4.875%, 5/15/2028 (n)	2,235,000	2,464,087
Performance Food Group Co., 5.5%, 10/15/2027 (n)	6,030,000	6,354,655
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	4,435,000	4,673,381
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	4,435,000	4,479,350
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	4,665,000	4,654,784
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	7,065,000	7,126,819
		$71,755,603

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 5.4%
Boyd Gaming Corp., 4.75%, 12/01/2027	$3,530,000	$3,618,568
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	5,265,000	5,307,844
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	4,975,000	5,198,875
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)	4,400,000	4,567,486
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	3,959,000	4,167,916
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	4,896,000	5,440,337
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	5,856,000	5,870,640
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	6,570,000	6,461,069
International Game Technology PLC, 4.125%, 4/15/2026 (n)	6,580,000	6,780,098
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	3,015,000	3,165,750
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	2,091,000	2,166,799
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	5,895,000	6,271,602
MGM Growth Properties LLC, 5.75%, 2/01/2027	2,410,000	2,687,909
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	4,320,000	4,373,698
MGM Resorts International, 6.75%, 5/01/2025	5,680,000	6,091,800
MGM Resorts International, 5.5%, 4/15/2027	4,145,000	4,523,231
Scientific Games Corp., 8.25%, 3/15/2026 (n)	3,510,000	3,782,025
Scientific Games International, Inc., 7%, 5/15/2028 (n)	3,755,000	4,036,625
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	5,850,000	6,032,812
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	5,520,000	5,564,326
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	4,133,000	4,266,083
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	2,950,000	3,101,188
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	6,084,000	6,403,410
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,305,000	2,382,632
		$112,262,723
Industrial – 0.7%
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	$8,023,000	$7,942,770
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	6,922,000	7,061,617
		$15,004,387
Insurance - Property & Casualty – 0.9%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$1,040,000	$1,068,600
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	8,100,000	8,505,000
AssuredPartners, Inc., 7%, 8/15/2025 (n)	1,690,000	1,723,800
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	1,865,000	1,890,606
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)	3,715,000	3,771,468
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,750,000	1,863,750
		$18,823,224
Machinery & Tools – 0.3%
Clark Equipment Co., 5.875%, 6/01/2025 (n)	$5,089,000	$5,400,701
Major Banks – 0.3%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	$5,405,000	$6,141,431
Medical & Health Technology & Services – 6.3%
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	$5,005,000	$4,977,022
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	7,952,000	8,329,720
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	3,130,000	3,309,975
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	8,051,000	8,191,893
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	8,655,000	9,120,206
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	895,000	984,500
DaVita, Inc., 4.625%, 6/01/2030 (n)	4,150,000	4,201,875
DaVita, Inc., 3.75%, 2/15/2031 (n)	3,939,000	3,742,050
Encompass Health Corp., 5.75%, 9/15/2025	3,565,000	3,685,319
Encompass Health Corp., 4.625%, 4/01/2031	3,655,000	3,874,300
HCA, Inc., 5.375%, 2/01/2025	7,705,000	8,586,683
HCA, Inc., 5.875%, 2/15/2026	8,765,000	10,068,794

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
HCA, Inc., 5.625%, 9/01/2028	$1,395,000	$1,626,919
HCA, Inc., 5.875%, 2/01/2029	2,285,000	2,696,300
HCA, Inc., 3.5%, 9/01/2030	8,245,000	8,474,622
HealthSouth Corp., 5.125%, 3/15/2023	3,603,000	3,607,504
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	3,900,000	4,046,250
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	5,727,000	5,920,959
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	10,830,000	11,330,887
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	1,785,000	1,785,000
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	2,390,000	2,390,478
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	6,870,000	7,419,600
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	8,637,000	8,442,668
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	3,220,000	3,361,680
		$130,175,204
Medical Equipment – 0.9%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$7,570,000	$7,834,950
Teleflex, Inc., 4.875%, 6/01/2026	3,310,000	3,393,412
Teleflex, Inc., 4.625%, 11/15/2027	7,690,000	8,178,161
		$19,406,523
Metals & Mining – 3.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$6,760,000	$7,187,029
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/2029 (n)	3,620,000	3,909,600
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	4,585,000	4,446,120
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	5,500,000	5,926,250
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	1,510,000	1,585,500
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	4,013,000	4,404,268
Freeport-McMoRan, Inc., 5%, 9/01/2027	5,940,000	6,303,112
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	3,350,000	3,571,938
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	4,710,000	5,216,325
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	4,616,000	4,745,894
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	5,940,000	6,042,168
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	7,959,000	8,177,872
Novelis Corp., 5.875%, 9/30/2026 (n)	8,625,000	8,997,514
Novelis Corp., 4.75%, 1/30/2030 (n)	1,800,000	1,872,000
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)	568,000	553,800
		$72,939,390
Midstream – 3.7%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$2,776,000	$2,897,450
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	5,600,000	5,698,000
EnLink Midstream Partners LP, 4.85%, 7/15/2026	3,470,000	3,504,700
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	3,944,000	4,077,110
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	1,230,000	1,343,775
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	1,192,000	1,316,247
EQM Midstream Partners LP, 5.5%, 7/15/2028	11,800,000	12,533,960
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	2,690,000	2,669,825
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	1,320,000	1,320,000
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	4,896,000	4,794,408
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	445,000	458,448
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	7,035,000	7,254,844
NuStar Logistics, LP, 5.75%, 10/01/2025	4,522,000	4,866,802
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	2,965,000	3,078,174
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	8,230,000	9,238,175
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	2,950,000	3,078,207
Western Midstream Operating LP, 5.3%, 2/01/2030	3,775,000	4,119,469
Western Midstream Operation LP, 4.65%, 7/01/2026	3,770,000	4,036,256
Western Midstream Operation LP, 5.5%, 8/15/2048	1,550,000	1,581,000
		$77,866,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$2,120,000	$2,173,000
Network & Telecom – 0.4%
C&W Senior Financing DAC, 6.875%, 9/15/2027 (n)	$2,770,000	$2,936,200
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	5,535,000	5,694,131
		$8,630,331
Oil Services – 0.1%
Ensign Drilling, Inc., 9.25%, 4/15/2024 (n)	$1,305,000	$1,050,525
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	1,850,000	1,937,487
		$2,988,012
Oils – 0.3%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$4,440,000	$3,785,100
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	3,220,000	2,429,764
		$6,214,864
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$6,365,000	$6,555,950
NCR Corp., 5.125%, 4/15/2029 (n)	3,460,000	3,559,475
		$10,115,425
Pharmaceuticals – 3.1%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$14,205,000	$14,503,731
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	11,025,000	11,190,375
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	3,480,000	3,485,359
Catalent, Inc., 3.125%, 2/15/2029 (n)	1,789,000	1,730,858
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	5,948,000	5,576,250
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	3,225,000	3,192,750
Jaguar Holding Co. II/Pharmaceutical Development LLC, 5%, 6/15/2028 (n)	5,569,000	6,072,995
Jazz Securities Designated Activity Co., 4.375%, 1/15/2029 (n)	6,775,000	6,927,438
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	4,627,000	4,740,315
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	2,314,000	2,401,006
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	3,430,000	3,610,075
		$63,431,152
Pollution Control – 0.7%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$1,705,000	$1,734,838
GFL Environmental, Inc., 8.5%, 5/01/2027 (n)	2,130,000	2,332,350
GFL Environmental, Inc., 4%, 8/01/2028 (n)	3,075,000	2,942,590
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	3,560,000	3,427,390
Stericycle, Inc., 3.875%, 1/15/2029 (n)	4,850,000	4,837,875
		$15,275,043
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$5,005,000	$5,205,200
Taseko Mines Ltd., 7%, 2/15/2026 (n)	3,260,000	3,390,400
		$8,595,600
Printing & Publishing – 0.6%
Cimpress N.V., 7%, 6/15/2026 (n)	$6,785,000	$7,141,212
News Corp., 3.875%, 5/15/2029 (n)	4,505,000	4,593,794
		$11,735,006
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$5,919,000	$6,303,735

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.7%
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	$5,335,000	$5,661,769
RHP Hotel Properties LP, 4.5%, 2/15/2029 (n)	3,160,000	3,127,389
Ryman Hospitality Properties, Inc., REIT, 4.75%, 10/15/2027 (n)	5,276,000	5,429,637
		$14,218,795
Retailers – 0.7%
L Brands, Inc., 5.25%, 2/01/2028	$10,820,000	$11,861,425
L Brands, Inc., 6.625%, 10/01/2030 (n)	2,150,000	2,477,789
		$14,339,214
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$5,595,000	$5,846,607
Specialty Stores – 0.8%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$6,517,000	$6,508,854
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	2,345,000	2,374,312
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	3,230,000	3,318,825
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	2,115,000	2,181,094
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	2,425,000	2,627,415
		$17,010,500
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$590,000	$608,438
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	7,175,000	7,462,000
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	5,330,000	5,116,800
		$13,187,238
Telecommunications - Wireless – 4.5%
Altice France S.A., 7.375%, 5/01/2026 (n)	$3,993,000	$4,139,942
Altice France S.A., 8.125%, 2/01/2027 (n)	6,360,000	6,972,150
Altice France S.A., 5.5%, 1/15/2028 (n)	2,860,000	2,946,372
Altice France S.A., 6%, 2/15/2028 (n)	5,435,000	5,393,151
Altice France S.A., 5.125%, 7/15/2029 (n)	7,040,000	7,048,800
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	3,515,000	3,673,175
SBA Communications Corp., 4.875%, 9/01/2024	4,285,000	4,386,769
SBA Communications Corp., 3.875%, 2/15/2027	5,913,000	6,047,077
SBA Communications Corp., 3.125%, 2/01/2029 (n)	6,645,000	6,365,725
Sprint Capital Corp., 6.875%, 11/15/2028	8,885,000	11,195,342
Sprint Corp., 7.125%, 6/15/2024	2,590,000	2,991,113
Sprint Corp., 7.625%, 3/01/2026	10,910,000	13,378,387
T-Mobile USA, Inc., 2.25%, 2/15/2026	3,160,000	3,180,003
T-Mobile USA, Inc., 5.375%, 4/15/2027	8,610,000	9,115,837
T-Mobile USA, Inc., 2.625%, 2/15/2029	6,741,000	6,566,577
		$93,400,420
Tobacco – 0.3%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$3,025,000	$3,208,088
Vector Group Ltd., 5.75%, 2/01/2029 (n)	3,640,000	3,663,369
		$6,871,457
Utilities - Electric Power – 2.1%
Calpine Corp., 4.5%, 2/15/2028 (n)	$3,970,000	$4,012,479
Calpine Corp., 5.125%, 3/15/2028 (n)	4,565,000	4,639,501
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	3,230,000	3,382,262
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	8,855,000	8,728,285
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	728,000	768,950
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	2,945,000	3,179,186
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	4,698,000	4,979,880
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	3,325,000	3,408,125

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	$6,795,000	$7,287,638
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	2,740,000	2,853,025
		$43,239,331
Total Bonds		$1,935,422,872
Common Stocks – 2.8%
Construction – 0.0%
ICA Tenedora S.A. de C.V. (a)	347,563	$695,622
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,250	$918,190
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd.	14,908,838	$319,760
Special Products & Services – 2.7%
iShares iBoxx $ High Yield Corporate Bond ETF	648,400	$56,696,096
Total Common Stocks		$58,629,668
Floating Rate Loans (r) – 0.4%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B, 2.897%, 9/18/2026	$1,285,491	$1,278,863
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.615%, 4/15/2027	$1,471,375	$1,461,654
Chemicals – 0.1%
Axalta Coating Systems LLC, Term Loan B3, 1.952%, 6/01/2024	$1,222,976	$1,214,895
Element Solutions, Inc., Term Loan B1, 2.113%, 1/31/2026	1,467,650	1,459,945
		$2,674,840
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.863%, 4/16/2025	$1,466,843	$1,448,915
Pharmaceuticals – 0.0%
Bausch Health Companies, Inc., Term Loan B, 2.863%, 11/27/2025	$1,277,143	$1,273,079
Total Floating Rate Loans		$8,137,351
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$27.17	8/24/18	2,104	$21
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	31.25	8/24/18	2,104	21
Total Warrants				$42

Investment Companies (h) – 3.2%
Money Market Funds – 3.2%
MFS Institutional Money Market Portfolio, 0.04% (v)	66,115,642	$66,115,642

Other Assets, Less Liabilities – 0.6%		12,406,589
Net Assets – 100.0%		$2,080,712,164
(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $66,115,642 and $2,002,189,933, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,519,043,465, representing 73.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$56,696,096	$42	$918,190	$57,614,328
Mexico	—	695,622	—	695,622
United Kingdom	319,760	—	—	319,760
Municipal Bonds	—	2,173,000	—	2,173,000
U.S. Corporate Bonds	—	1,682,581,098	—	1,682,581,098
Asset-Backed Securities (including CDOs)	—	326	—	326
Foreign Bonds	—	250,668,448	—	250,668,448
Floating Rate Loans	—	8,137,351	—	8,137,351
Mutual Funds	66,115,642	—	—	66,115,642
Total	$123,131,498	$1,944,255,887	$918,190	$2,068,305,575
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/21	$918,190
Change in unrealized appreciation or depreciation	0
Balance as of 4/30/21	$918,190
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2021 is $0. At April 30, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$70,252,493	$153,759,724	$157,896,575	$—	$—	$66,115,642
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,036	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.